Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of expenses by nature

The Group disclosed expenses in the statements of income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2021, 2020 and 2019.

	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.21
Leases, services charges and vacant property costs	12	225	52	17	306
Depreciation and amortization	2,619	512	289	32	3,452
Doubtful accounts	-	-	-	221	221
Advertising, publicity and other selling expenses	-	358	-	69	427
Taxes, rates and contributions	61	539	168	1,558	2,326
Maintenance and repairs	163	1,701	418	4	2,286
Fees and payments for services	49	4,049	458	343	4,899
Director’s fees	-	-	1,265	-	1,265
Payroll and social security liabilities	835	3,066	2,290	287	6,478
Cost of sale of goods and services	-	3,450	-	-	3,450
Cost of sale of agricultural products and biological assets	-	19,665	-	-	19,665
Supplies and labors	14,516	142	-	162	14,820
Freights	115	1	5	1,187	1,308
Commissions and bank charges	-	5	105	1	111
Conditioning and clearance	-	-	-	189	189
Travel, library expenses and stationery	72	38	60	21	191
Interconnection and roaming expenses	-	47	1	-	48
Others	948	34	56	56	1,094
Total expenses by nature as of 06.30.21	19,390	33,832	5,167	4,147	62,536
	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.20
Leases, services charges and vacant property costs	13	247	49	32	341
Depreciation and amortization	2,061	606	267	13	2,947
Doubtful accounts	-	134	-	404	538
Advertising, publicity and other selling expenses	-	774	-	127	901
Taxes, rates and contributions	68	704	174	1,592	2,538
Maintenance and repairs	132	2,617	498	7	3,254
Fees and payments for services	49	3,641	773	123	4,586
Director’s fees	-	-	915	-	915
Payroll and social security liabilities	843	3,475	2,178	356	6,852
Cost of sale of goods and services	-	1,464	-	-	1,464
Cost of sale of agricultural products and biological assets	-	18,398	-	-	18,398
Supplies and labors	12,594	1,452	-	15	14,061
Freights	118	79	-	1,734	1,931
Commissions and bank charges	-	9	134	-	143
Conditioning and clearance	-	-	-	269	269
Travel, library expenses and stationery	73	71	97	36	277
Interconnection and roaming expenses	-	158	-	-	158
Others	1,218	96	62	142	1,518
Total expenses by nature as of 06.30.20	17,169	33,925	5,147	4,850	61,091

	Production costs	Costs	General and administrative expenses	Selling expenses	Total as of 06.30.19
Leases, services charges and vacant property costs	16	260	85	29	390
Depreciation and amortization	875	497	227	14	1,613
Doubtful accounts	-	8	-	164	172
Advertising, publicity and other selling expenses	-	834	36	161	1,031
Taxes, rates and contributions	75	930	181	1,335	2,521
Maintenance and repairs	149	3,161	459	13	3,782
Fees and payments for services	45	2,888	815	119	3,867
Director’s fees	-	-	1,382	-	1,382
Payroll and social security liabilities	777	4,248	2,567	354	7,946
Cost of sale of goods and services	-	1,231	-	-	1,231
Cost of sale of agricultural products and biological assets	-	11,270	-	-	11,270
Supplies and labors	12,006	1,021	-	17	13,044
Freights	93	52	1	818	964
Bank commissions and expenses	-	110	101	4	215
Conditioning and clearance	-	-	-	181	181
Travel, library expenses and stationery	94	88	158	41	381
Others	499	135	78	44	756
Total expenses by nature as of 06.30.19	14,629	26,733	6,090	3,294	50,746